Other non-current assets	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets

11. Other non-current assets

Other non-current assets consist of the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Value Added Tax (VAT)	€120,853	€290,150
Research and development tax credit	390,000	-
Other non-current assets	7,981	14,594
Other non-current assets - related party	3,350	3,350
Total other non-current asssets	€522,184	€308,094

The balance of long-term VAT credit is what remains outstanding after the refund of €0.4 million received during the six months ended June 30, 2024.

The R&D tax credit long-term portion at June 30, 2025, was approximately €0.4 million. As of December 31, 2024, the long-term R&D tax credit balance was zero due to the uncertainty regarding the outcome of the fundraising activities, which had not yet materialized but were successfully concluded in the first half of 2025.

As of June 30, 2025, the balance of other non-current assets includes the ROU of a finance lease for a company car:

●	Lease Term: 48 months, from February 2022 to January 2026
●	Annual Lease Payment: €13,967 (monthly €1,164), fixed for the term
●	Lease Type: Finance lease (Right-of-Use asset recognized)
●	Initial Recognition: Discounted at 6.25%, resulting in ROU asset and liability of approx. €49,320
●	Insurance Costs: Accounted for separately (non-lease component)
●	As of 30 June 2025:

○	ROU asset and current lease liability net value: €7,981

Lessee direct costs were deemed immaterial at inception. Remaining lease obligations extend through January 2026.

In addition, Other non-current assets related party consists of a security deposit of €3,350 paid to OSR - San Raffaele Hospital as a security guarantee for the office lease contract. (See Note 18. Commitments and contingencies.)